Financial assets and liabilities, Other Financing (Details)	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 MXN ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2023 MXN ($)	Apr. 30, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	Dec. 31, 2022	Jul. 14, 2022	Jan. 31, 2022 MXN ($)	Jan. 31, 2021 MXN ($)
Other Financing [Abstract]
Short-term	$ 162,029,000	$ 102,388,000
Long-term	896,879,000	374,660,000
Debt amount	$ 1,058,908,000	$ 477,048,000
Maturity date	December 2026
Others Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 6,000,000
Interest rate	15.00%		15.00%
Maturity date	October 2020
Others Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Short-term	$ 4,000,000
Debt amount	$ 6,600,000														$ 1,000,000
Interest rate															0.25%
Maturity date	October 2023
Others Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 5,061,000,000
Interest rate	15.00%		15.00%
Maturity date	December 31, 2028
Banco Inbursa, S.A. [Member] | Line of Credit - 1 [Member] | SOFR [Member]
Other Financing [Abstract]
Debt amount				$ 40,500,000
Basis points				0.05%
Maturity date	January 2031
Bancomext, S.N.C. [Member] | Line of Credit - 1 [Member] | SOFR [Member]
Other Financing [Abstract]
Debt amount					$ 16,800,000
Interest rate		85.00%			85.00%
Basis points		0.0235%			0.0235%
Maturity date		2034
Atrafin LLC [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount							$ 2,300,000
Interest rate							6.89%
Maturity date	March 2029
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 607,800
Interest rate	6.84%		6.84%
Maturity date	March 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 201,600
Interest rate	6.13%		6.13%
Maturity date	October 2024
Hewlett Packard [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 86,600
Interest rate	5.96%		5.96%
Maturity date	March 2025
Hewlett Packard [Member] | Line of Credit - 4 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 96,900
Interest rate	7.16%		7.16%
Maturity date	April 2025
Hewlett Packard [Member] | Line of Credit - 5 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 252,100
Interest rate	4.58%		4.58%
Maturity date	August 2025
Hewlett Packard [Member] | Line of Credit - 6 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 43,300
Interest rate	5.14%		5.14%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 7 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount			$ 385,000
Interest rate	4.76%		4.76%
Maturity date	December 2025
Hewlett Packard [Member] | Line of Credit - 8 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate								0.25%				0.25%
Maturity date	March 31, 2027
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount											$ 7,700,000
Interest rate											13.50%
Maturity date	March 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount										$ 11,600,000
Interest rate										13.50%
Maturity date	April 2024
Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 5,651,000
Interest rate									13.50%
Maturity date	June 2024
Grupo MSQR, S.A.P.I. de C.V. SOFOM [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount						$ 18,000,000
Interest rate						2.00%
Maturity date	March 2025
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount	$ 40,900,000
Interest rate	12.00%		12.00%
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member] | Maximum [Member]
Other Financing [Abstract]
Interest rate	13.00%		13.00%
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term	$ 13,056,000	$ 75,777,000
Long-term	0	147,000
Short-term interest payable	2,228,000	11,544,000
Long-term interest payable	0	0
Payable in Mexican Pesos [Member] | Others Investors [Member]
Other Financing [Abstract]
Short-term	10,681,000	11,711,000
Long-term	0	0
Payable in Mexican Pesos [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	147,000	192,000
Long-term	$ 0	147,000
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount														$ 622,500
Interest rate														9.87%
Maturity date	December 2025
Payable in Mexican Pesos [Member] | Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Interest rate													11.20%
Maturity date	September 2026
Payable in Mexican Pesos [Member] | Desarrollo del Credito Sustentable, S.A. de C.V. SOFOM, Non Regulated Entity [Member]
Other Financing [Abstract]
Short-term	$ 0	34,010,000
Long-term	0	0
Payable in Mexican Pesos [Member] | Grupo MSQR, S.A.P.I. de C.V. SOFOM [Member]
Other Financing [Abstract]
Short-term	0	18,000,000
Long-term	0	0
Payable in Mexican Pesos [Member] | Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term	0	320,000
Long-term	0	0
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term	148,973,000	26,611,000
Long-term	896,879,000	374,513,000
Short-term transactions costs	(16,196,000)	0
Long-term transactions costs	0	0
Short-term interest payable	35,511,000	0
Long-term interest payable	0	0
Payable in US Dollars [Member] | Banco Inbursa, S.A. [Member]
Other Financing [Abstract]
Short-term	97,017,000	0
Long-term	601,706,000	0
Payable in US Dollars [Member] | Bancomext, S.N.C. [Member]
Other Financing [Abstract]
Short-term	19,662,000	10,368,000
Long-term	273,759,000	335,222,000
Payable in US Dollars [Member] | Atrafin LLC [Member]
Other Financing [Abstract]
Short-term	8,334,000	6,820,000
Long-term	20,835,000	33,323,000
Payable in US Dollars [Member] | Hewlett Packard [Member]
Other Financing [Abstract]
Short-term	4,645,000	9,423,000
Long-term	$ 579,000	$ 5,968,000